Fair Value Measurements (Details) - Schedule of changes in the fair value of private warrant liability - Warrant liability [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance, January 1
Assumed in business combination	6,831
Change in fair value	(4,694)
Ending balance, December 31, 2021	$ 2,137